Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 34,010	$ 30,956	$ 18,615
Term of lease	39 months	36 months
Property and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 34,000	$ 31,000	$ 18,600